Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift, Interest [Abstract]
Summary of Interest Expense, Net

Interest expense, net consisted of the following:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Income	47	30	20
Expense	(54)	(52)	(40)

Total	(7)	(22)	(20)